Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Summary of Estimated Useful Lives of Property, Plant and Equipment
The range of useful lives for AltaGas’ PP&E is as follows:

Utilities assets	4 to 69 years
Midstream assets	3 to 55 years
Corporate/Other assets	3 to 46 years

As at	December 31, 2020			December 31, 2019
	Cost	Accumulated amortization	Net book value	Cost	Accumulated amortization	Net book value
Utilities	$7,791	$(286)	$7,505	$7,316	$(155)	$7,161
Midstream	4,094	(951)	3,143	3,182	(585)	2,597
Corporate/Other	842	(598)	244	1,025	(636)	389
Reclassified to assets held for sale	(4)	—	(4)	(24)	2	(22)
	$12,723	$(1,835)	$10,888	$11,499	$(1,374)	$10,125

Summary of Estimated Useful Lives of Finite-Lived Intangible Assets	The range of useful lives for intangible assets with a finite life is as follows:

Energy services relationships	5 years
Software	3 to 20 years
Land rights	5 to 43 years
Extraction and Transmission (E&T) Contracts	25 years
Commodity contracts	5 to 20 years

As at	December 31, 2020			December 31, 2019
	Cost	Accumulated amortization	Net book value	Cost	Accumulated amortization	Net book value
E&T contracts	$26	$(16)	$10	$27	$(15)	$12
Electricity service agreements	—	—	—	9	(8)	1
Energy services relationships	90	(45)	45	91	(27)	64
Software	304	(133)	171	304	(102)	202
Land rights	1	—	1	1	—	1
Commodity contracts	332	(20)	312	327	(21)	306
	$753	$(214)	$539	$759	$(173)	$586